Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 6—Property and equipment, net

Property and equipment consist of the following:

	December 31, 2018	December 31, 2019	December 31, 2019
	RMB	RMB	USD
Office electronic equipment	1,496,516	1,677,900	240,518
Office fixtures and furniture	70,753	85,368	12,237
Leasehold improvements	1,153,205	1,153,205	165,305
Subtotal	2,720,474	2,916,473	418,060
Less: accumulated depreciation	(1,456,605)	(2,147,005)	(307,761)
Total	1,263,869	769,468	110,299

Depreciation expense for the years ended December 31, 2017, 2018 and 2019 amounted to RMB 575,728, RMB 742,956 and RMB 690,400 (USD 98,965), respectively.